ACQUISITIONS - Purchase price allocation (Details) - USD ($)	Apr. 25, 2025	Jun. 30, 2026	Dec. 31, 2025	Apr. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Goodwill		$ 2,604,288	$ 5,216,788		$ 1,728,108	$ 2,246,619
ATS and SESB
Assets
Accounts receivable				$ 150,057
Prepaid expenses and other current assets				143,858
Property and equipment, net				86,670
Right-of-use asset - operating lease				113,231
Total assets acquired				1,075,816
Liabilities
Accounts payable				240,014
Accrued expenses and other current liabilities				146,626
Debt, net of debt discount				212,664
Contract liabilities				18,400
Operating lease liabilities				116,798
Debt, net of current portion				183,155
Total liabilities assumed				917,657
Net assets acquired				158,159
Goodwill				3,488,680
ATS and SESB | Customer relationships
Assets
Fair value of identifiable intangible assets				340,000
ATS and SESB | Trademark
Assets
Fair value of identifiable intangible assets				242,000
ATS
Assets
Accounts receivable				143,886
Prepaid expenses and other current assets				143,858
Property and equipment, net				86,670
Right-of-use asset - operating lease				113,231
Total assets acquired				847,645
Liabilities
Accounts payable				240,014
Accrued expenses and other current liabilities				138,508
Debt, net of debt discount				164,772
Contract liabilities				18,400
Operating lease liabilities				116,798
Debt, net of current portion				183,155
Total liabilities assumed				861,647
Net assets acquired				(14,002)
Goodwill				2,669,975
ATS | Customer relationships
Assets
Fair value of identifiable intangible assets				200,000
ATS | Trademark
Assets
Fair value of identifiable intangible assets				160,000
SESB
Assets
Accounts receivable				6,171
Total assets acquired				228,171
Liabilities
Accrued expenses and other current liabilities				8,118
Debt, net of debt discount				47,892
Total liabilities assumed				56,010
Net assets acquired				172,161
Goodwill				818,705
SESB | Customer relationships
Assets
Fair value of identifiable intangible assets				140,000
SESB | Trademark
Assets
Fair value of identifiable intangible assets				$ 82,000
CER
Assets
Cash	$ 324,743
Accounts receivable	76,450
Prepaid expenses and other current assets	428,775
Property and equipment, net	3,470,466
Total assets acquired	4,417,921
Liabilities
Accounts payable	158,178
Accrued expenses and other current liabilities	358,145
Deferred tax liability	58,593
Total liabilities assumed	574,916
Net assets acquired	3,843,005
Bargain purchase gain	2,121,079
Non-controlling interest	613,286
CER | Customer relationships
Assets
Right-of-use asset - operating lease	$ 117,487